Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current Assets
Cash and Cash Equivalents	$ 8,861,768	$ 5,948,806
Accounts Receivable, Net	5,556,227	3,766,357
Prepaid Expenses and Other Current Assets, Net	1,249,597	1,193,972
Total Current Assets	15,667,592	10,909,135
Non-Current Assets
Plant and Equipment, Net	201,146	108,746
Right-of-Use Assets	972,200	142,525
Goodwill	2,900,729
Intangible Assets, Net	1,253,127
Prepaid Expenses and Other Non-Current Assets, Net	1,811,250
Total Non-Current Assets	7,138,452	251,271
TOTAL ASSETS	22,806,044	11,160,406
Current Liabilities
Lease Payable – Current	462,490	144,747
Accounts Payable	210,970	46,177
Accruals and Other Current Liabilities	6,142,769	3,873,327
Dividend Payable	3,549,983	5,101,002
Income Tax Payable	243,136	853,048
Total Current Liabilities	10,609,348	10,018,301
Non-Current Liabilities
Lease Payable – Non-Current	527,751	981
Deferred Tax Liabilities	225,810	1,325
Dividend Payable	1,500,000	1,500,000
Total Non-Current Liabilities	2,253,561	1,502,306
TOTAL LIABILITIES	12,862,909	11,520,607
SHAREHOLDERS’ EQUITY
Treasury shares, at cost, nil shares as of March 31, 2025 and 754,379 Class A ordinary shares as of March 31, 2026	(749,424)
Additional paid-in capital	11,317,120
Accumulated Deficit	(2,253,741)	(865,997)
Merger Reserve	504,549	504,549
Accumulated Other Comprehensive Loss	(26,361)	(26,753)
Total Equity Attributable to Vantage Corp Shareholders	8,823,880	(360,201)
Non-Controlling Interest	1,119,255
Total Shareholders’ Equity	9,943,135	(360,201)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,806,044	11,160,406
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	11,371	7,634
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	$ 20,366	$ 20,366